4 SEGMENTED INFORMATION: Schedule of geographically segmented revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
REVENUE	$ 12,879,019	$ 11,223,727	$ 11,890,231	[1]
UNITED STATES
REVENUE	10,915,948	9,134,602	10,129,362
IRELAND
REVENUE	838,422	855,846	1,110,136
International
REVENUE	$ 1,124,649	$ 1,233,279	$ 650,733

[1]	(Note 11)